Schedule of investments in subsidiaries (Details) (Parenthetical)	12 Months Ended
Jun. 30, 2026
V.V.P. Holdings Inc. [member]
IfrsStatementLineItems [Line Items]
Percentage of shares held	40.00% [1]

[1]	V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning 40% of the ordinary share capital.